PROPERTY, PLANT AND EQUIPMENT - Depreciation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (294)	€ (287)	€ (267)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(278)	(270)	(245)
Selling and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(11)	(12)	(17)
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (5)	€ (5)	€ (5)